Income Taxes (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 526,000	$ 200,000
Stock-based compensation expense	166,000	13,000
R&D Credit	64,000	0
Total deferred tax assets	756,000	213,000
Valuation allowance	(756,000)	(213,000)
Deferred tax assets, net	$ 0	$ 0